STOCKHOLDERS' EQUITY (Details 2) (USD $)	0 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended			28 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended				1 Months Ended	3 Months Ended
	Nov. 18, 2011	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014	Nov. 30, 2011 Public relations and consulting services	Dec. 31, 2011 Advisory and consulting services	Dec. 31, 2011 Advisory and consulting services	Nov. 29, 2011 6% convertible note payable	Dec. 31, 2011 6% convertible note payable	Oct. 31, 2011 5% senior convertible promissory notes	Dec. 31, 2011 5% senior convertible promissory notes	Sep. 29, 2011 Series C Preferred Warrants	Sep. 30, 2011 Series C Preferred Warrants	Sep. 03, 2011 Separation Agreement Executive	Oct. 31, 2011 Subscription agreements	Dec. 31, 2011 Subscription agreements	Oct. 03, 2011 Agreement and Release	Dec. 31, 2011 Agreement and Release	Nov. 18, 2011 Acknowledgement letter of the beneficial owner of 500,000 shares and a stock option agreement to purchase 600,000 shares	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2011 Common Stock	Jun. 19, 2012 Common Stock	Apr. 30, 2012 Common Stock	Oct. 31, 2011 Common Stock Public and investor relations services	Dec. 31, 2011 Common Stock Public and investor relations services	Nov. 30, 2011 Common Stock Public relations and consulting services	Dec. 31, 2011 Common Stock Advisory and consulting services	Sep. 03, 2011 Common Stock Separation Agreement	Sep. 03, 2011 Common Stock Separation Agreement Executive	Oct. 03, 2011 Common Stock Agreement and Release	Sep. 29, 2011 Convertible Series C Preferred Stock	Dec. 31, 2011 Convertible Series B Preferred Stock	Dec. 31, 2011 Convertible Series B Preferred Stock
Common Stock
Common stock cancelled (in shares)																							450,000												750,000
Common stock, Par Value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001																											$ 0.001
Number of options retained (in shares)																																			600,000
Outstanding receivables secured by Executive Retained Securities																		$ 112,500
Indebtedness to Lenders collateralized by Executive Retained Securities																		150,000
Number of common stock to sold to the lenders (in shares)																																			1,950,000
Value of cancelled shares recorded against additional paid in capital	45																																	75
Number of units sold		2,237,500																	1,718,000	1,830,000																	3,284,396
Term of warrants																2 years			2 years	2 years
Number of shares of common stock to be acquired against warrants																9,853,188
Exercise price (in dollars per share)																$ 0.60			$ 0.60	$ 0.60
Aggregate purchase price of shares of preferred stock with associated warrant																3,284,396
Beneficial conversion feature of preferred stock																																					3,284,396
Aggregate number of common shares issued upon conversion																								19,021,775	1,153,143	750,000	7,500,000
Number of common units subscribed																			3,436,000	4,575,000
Purchase price per unit (in dollars per share)		$ 0.40											$ 0.40						$ 0.50
Number of shares of common stock per unit		1																	1	1
Percentage of the number of share of common stock issuable upon conversion used to calculate warrant rights																			50.00%	50.00%
Warrants issued to acquire shares of Common Stock (in shares)																			1,718,000	3,052,188
Percentage of closing price for the common stock on the business day immediately prior to the date of exercise																			100.00%	100.00%
Interest rate (as a percent)												6.00%		5.00%
Principal balance of the note converted into units												611,750
Number of shares issued in exchange for principal of 6% note payable												1,529,375
Placement agent fees paid						370,583
Number of common stock issued for exercise of warrants																4,429,415	866,605								6,229,718
Number of warrants exercised																9,853,188	1,678,000
Common stock issued for services																														500,000			600,000
Grant date fair market value of common stock issued									$ 0.68															$ 0.36				$ 0.32	$ 0.35	$ 0.971			$ 0.53			$ 0.89
Grant date intrinsic value of common stock issued			837,500		454,642				34,000																					485,500			318,000			4,761,500
Stock based consulting expense											318,000											4,761,500									485,500
Number of shares				275,790,008	266,592,023		275,790,008	280,284,495															500,000
Number of options			3,548,000	32,900,000	35,298,000	3,548,000	32,900,000	32,900,000															600,000												400,000
Cash consideration for termination of public relations and consulting agreement									50,000
Shares to be issued as a consideration for termination of public relations and consulting agreement																																50,000
Number of warrants agreed to cancel by the consultant										1,056,046
Amount of debt issued														750,000	0
Conversion price before amendment (in dollars per share)														$ 1.00
Conversion price (in dollars per share)														$ 0.65
Accrued interest														27,555	0
Number of common stock issued in exchange for promissory notes														1,196,238
Interest expense in connection with the conversion of notes payable							230,192							230,192
Number of shares to be issued for every $1.00 invested in the Continental Offering																					2
Amount invested in the Continental Offering for which specified number of shares will be issued																					$ 1
Issuance of common stock in connection with a put right and release settlement agreement (in shares)																					5,350,000
Number of warrants cancelled, which was issued in connection with a put right and release settlement agreement																					4,280,000
Equivalent number of Continental warrants cancelled, which was issued to acquire shares of common stock (in shares)																					5,350,000
Number of options terminated (in shares)	600,000			2,748,000	500,000
Number of shares of common stock issued upon conversion of preferred stock																																						750,000	7,500,000